Supplemental Consolidated Balance Sheet Information (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Sep. 30, 2023		Mar. 31, 2022	Dec. 31, 2020
Supplemental Consolidated Balance Sheet Information (Details) - Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Sales tax payable		$ 5,950	[1],[2]	$ 5,290	[2]	$ 6,019	[1]
Accrued acquisition liabilities	[3]	3,502		9,198
Accrued construction costs		2,669		8,803		1,540
Compensation related fees		2,285		3,491		944
Accrued inventory purchases		569		201		63
Accrued warranty costs		553		398		585		$ 398
Accrued professional fees		313		1,179		443
Accrued interest expense		240
Financing lease liabilities		152		156
Other current liabilities		127
Total accrued expenses and other current liabilities		16,380		28,764		$ 12,824
Previously Reported [Member]
Supplemental Consolidated Balance Sheet Information (Details) - Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Other current liabilities		$ 147		$ 48

[1]	Sales tax payable primarily represents identified sales and use tax liabilities arising from our acquisition of Precision and Cascade. These amounts are included as part of our initial purchase price allocations and are the subject matter of an indemnification claim under the Precision and Cascade acquisition agreement.
[2]	Sales tax payable primarily represents identified sales and use tax liabilities arising from the acquisition of Precision and Cascade. These amounts are included as part of the initial purchase price allocations and are the subject matter of an indemnification claim under the Precision and Cascade acquisition agreement.
[3]	Accrued acquisition liabilities include both the contingent consideration and the value of held-back Common Stock associated with the 2022 acquisition of Lab Society and the 2021 acquisitions of PurePressure, Cascade, and Precision.